Financial Assets At Fair Value Through Profit Or Loss - Summary of financial assets at fair value through profit or loss (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss [Line Items]
Financial assets at fair value through profit or loss, other than financial asset at fair value through profit or loss under stock loan	$ 1,353,611,934	$ 2,574,695,685
Financial assets at fair value through profit or loss under stock loan	169,583,400	211,331,400
Financial assets	1,523,195,334	2,786,027,085
Listed equity shares, at quoted price [Abstract]
Listed equity shares, at quoted price	861,455,286	1,055,407,260
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	558,435,363	1,730,619,825
Movie income rights investments	103,304,685	0
Financial assets at fair value through profit or loss and stock loan	1,523,195,334	2,786,027,085
Investment A [member]
Listed equity shares, at quoted price [Abstract]
Listed equity shares, at quoted price	695,988,462	1,055,407,260
Investment B [member]
Listed equity shares, at quoted price [Abstract]
Listed equity shares, at quoted price	165,462,000	0
Investment C [member]
Listed equity shares, at quoted price [Abstract]
Listed equity shares, at quoted price	4,824	0
Investment D [member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	0	86,195,893
Investment E [member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	0	21,954,381
Investment F [member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	0	1,120,244,487
Investment G [Member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	0	9,979,264
Investment H [Member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	543,000,000	480,700,000
Investment I [Member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	11,630,000	11,545,800
Investment J [Member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	1,559,597	0
Investment K [Member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	$ 2,245,766	$ 0